Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2023
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥15,296	¥(12,885)	¥(1,855)	¥556

	Billions of yen
	March 31, 2024
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥17,644	¥(14,853)	¥(2,173)	¥618

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2023
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥39,203	¥1,065	¥1,610
Interest rate contracts	3,423,357	12,799	12,065
Credit contracts	35,007	276	358
Foreign exchange contracts	337,616	4,219	4,120
Commodity contracts	257	3	3

Total	¥3,835,440	¥18,362	¥18,156

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥2,828	¥0	¥180
Foreign exchange contracts	164	1	0

Total	¥2,992	¥1	¥180

Total derivatives	¥3,838,432	¥18,363	¥18,336

		Billions of yen
		March 31, 2024
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥78,829	¥3,239	¥3,827
Interest rate contracts	3,810,866	12,929	12,014
Credit contracts	42,965	284	383
Foreign exchange contracts	420,052	4,881	4,664
Commodity contracts	325	3	5

Total	¥4,353,037	¥21,336	¥20,893

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥3,291	¥0	¥219
Foreign exchange contracts	190	3	—

Total	¥3,481	¥3	¥219

Total derivatives	¥4,356,518	¥21,339	¥21,112

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
The amounts reported include derivatives used for
non-trading
purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2023 and March 31, 2024.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2023		March 31, 2024
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥649	¥880	¥2,397	¥2,609
Exchange-traded	416	730	842	1,218
Interest rate contracts
OTC settled bilaterally	11,535	10,976	11,575	10,889
OTC centrally-cleared	1,191	1,226	1,339	1,329
Exchange-traded	73	45	15	16
Credit contracts
OTC settled bilaterally	182	252	240	341
OTC centrally-cleared	86	92	43	41
Exchange-traded	8	14	1	1
Foreign exchange contracts
OTC settled bilaterally	4,220	4,120	4,884	4,664
Commodity contracts
OTC settled bilaterally	2	3	3	5
Exchange-traded	1	—	0	0

Total gross derivative balances (2)	¥18,363	¥18,338	¥21,339	¥21,113
Less: Amounts offset in the consolidated balance sheets (3)	(16,943)	(16,329)	(19,815)	(19,166)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,420	¥2,009	¥1,524	¥1,947

Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	¥(394)	¥(315)	¥(567)	¥(394)

Net amount	¥1,026	¥1,694	¥957	¥1,553

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2023, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥479 billion and ¥753 billion, respectively. As of March 31, 2024, the gross balance of such derivative assets and derivative liabilities was ¥402 billion and ¥730 billion, respectively.

(3)
Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC

210-20 and ASC
 815. As of March 31, 2023, Nomura offset a total of ¥1,591 billion of cash collateral receivables against net derivative liabilities and ¥2,205 billion of cash collateral payables against net derivative assets. As of March 31, 2024, Nomura offset a total of ¥1,902 billion of cash collateral receivables against net derivative liabilities and ¥2,551 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2023, a total of ¥298 billion of cash collateral receivables and ¥673 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2024, a total of ¥240 billion of cash collateral receivables and ¥938 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income
The following table presents amounts included in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024 related to derivatives used for trading and non-trading
purposes by types of underlying derivative contract. Derivatives which contain multiple types of risk are classified in the table based on the primary risk type of instrument.

	Billions of yen
	Year ended March 31
	2022	2023	2024
Derivatives used for trading and non-trading purposes (1) :
Equity contracts	¥(36)	¥88	¥(194)
Interest rate contracts	198	76	468
Credit contracts	(118)	45	12
Foreign exchange contracts	27	434	142
Commodity contracts	87	(4)	27

Total	¥158	¥639	¥455

(1) Includes
net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the year ended March 31, 2022, 2023 and 2024, net gains (losses) for these non-trading
derivatives were not significant.

Schedule of carrying value hedged items

	Billions of yen
Balance sheet line item in which the hedged item is included:	Carrying amount of the hedged liabilities		Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities		Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued

	March 31, 2023	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023	March 31, 2024
Long-term borrowing s	¥2,659	¥3,087	¥168	¥201	¥2	¥3

Total	¥2,659	¥3,087	¥168	¥201	¥2	¥3

Fair value hedges
The following tables present gains (losses) included in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Year ended March 31
	2022	2023	2024
Derivatives designated as hedging instruments:
Interest rate contracts	¥85	¥92	¥(39)

Total	¥85	¥92	¥(39)

	Billions of yen
	Year ended March 31
	2022	2023	2024
Hedged items :
Long-term borrowings	¥(85)	¥(92)	¥39

Total	¥(85)	¥(92)	¥39

Net investment hedges
The following table presents gains (losses) from derivatives designated as net investment hedges included in the consolidated statements of comprehensive income for the years ended March 31, 2022, 2023 and 2024.

	Billions of yen
	Year ended March 31
	2022	2023	2024
Hedging instruments:
Foreign exchange contracts	¥7	¥3	¥3

Total	¥7	¥3	¥3

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2023
	Carrying value (1) (Asset) / Liability	Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
		Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(29)	¥8,121	¥1,263	¥3,095	¥2,579	¥1,184	¥5,708
Credit default swap indices	(47)	6,839	1,339	2,601	2,284	615	3,886
Other credit risk related portfolio products	38	624	166	216	210	32	341
Credit-risk related options and swaptions	0	51	—	—	37	14	51

Total	¥(38)	¥15,635	¥2,768	¥5,912	¥5,110	¥1,845	¥9,986

	Billions of yen
	March 31, 2024
	Carrying value (1) (Asset) /Liability	Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
		Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(138)	¥9,746	¥1,849	¥3,125	¥3,251	¥1,521	¥6,994
Credit default swap indices	(126)	9,223	2,271	2,558	3,232	1,162	6,040
Other credit risk related portfolio products	19	1,011	142	256	580	33	755
Credit-risk related options and swaptions	0	49	—	—	20	29	10

Total	¥(245)	¥20,029	¥4,262	¥5,939	¥7,083	¥2,745	¥13,799

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivatives.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2023
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥227	¥1,405	¥2,378	¥2,530	¥781	¥800	¥8,121
Credit default swap indices	185	180	2,924	2,844	299	407	6,839
Other credit risk-related portfolio products	—	—	21	325	53	225	624
Credit risk-related options and swaptions	—	—	—	29	22	—	51

Total	¥412	¥1,585	¥5,323	¥5,728	¥1,155	¥1,432	¥15,635

	Billions of yen
	March 31, 2024
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥156	¥1,485	¥2,938	¥3,489	¥925	¥753	¥9,746
Credit default swap indices	38	40	3,257	5,251	265	372	9,223
Other credit risk-related portfolio products	—	—	19	631	18	343	1,011
Credit risk-related options and swaptions	—	—	16	16	17	—	49

Total	¥194	¥1,525	¥6,230	¥9,387	¥1,225	¥1,468	¥20,029

(1)	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.

Relevant transactions outstanding	The following table provides information about relevant transactions outstanding as of March 31, 2023 and March 31, 2024.

	Millions of yen
	March 31
	2023	2024
Gross cash proceeds received at transfer dates	¥69,535	¥69,383
Fair value of transferred securities at transfer dates	¥69,405	¥69,253
Fair value of transferred securities at reporting dates	¥59,199	¥54,627
Gross derivative liabilities arising from the transactions at reporting dates (1)	¥10,119	¥14,434

(1)
Amounts presented on
 a
gross basis, before the application of counterparty offsetting are included in
Trading liabilities
in the consolidated balance sheets as of March 31, 2023 and March 31, 2024. Of which ¥10,119 million and

¥
14,434

million are included in interest rate contracts used for trading purpose
s
as of March 31, 2023 and March 31, 2024 respectively as disclosed in Note 3 “
Derivative instruments and hedging activities
”.